Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Interim Financial Reporting [Abstract]
Disclosure of dividends to shareholders

Dividends to shareholders of the parent company
	2024		2023		2022
	Per share	Total	Per share	Total	Per share	Total
	$	$m	$	$m	$	$m
Dividends paid on ordinary shares
In respect of previous year:
– second interim dividend	—	—	0.23	4,589	0.18	3,576
– fourth interim dividend	0.31	5,872	—	—	—	—
In respect of current year:
– first interim dividend	0.10	1,877	0.10	2,001	0.09	1,754
– special dividend	0.21	3,942	—	—	—	—
– second interim dividend	0.10	1,852	0.10	1,956	—	—
– third interim dividend	0.10	1,805	0.10	1,946	—	—
Total	0.82	15,348	0.53	10,492	0.27	5,330
Total coupons on capital securities classified as equity		1,062		1,101		1,214
Dividends to shareholders		16,410		11,593		6,544

Disclosure of coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
		2024		2023	2022
			Total	Total	Total
	First call date	Per security	$m	$m	$m
Perpetual subordinated contingent convertible securities[1]
$2,250m issued at 6.375%[2]	Sep 2024	$63.750	122	143	143
$2,450m issued at 6.375%	Mar 2025	$63.750	156	156	156
$3,000m issued at 6.000%	May 2027	$60.000	180	180	180
$2,350m issued at 6.250%[3]	Mar 2023	$62.500	—	52	147
$1,800m issued at 6.500%	Mar 2028	$65.000	117	117	117
$1,500m issued at 4.600%	Dec 2030	$46.000	69	69	69
$1,000m issued at 4.000%	Mar 2026	$40.000	40	40	40
$1,000m issued at 4.700%	Mar 2031	$47.000	47	47	47
$2,000m issued at 8.000%[4]	Mar 2028	$80.000	160	80	—
$1,350m issued at 6.875%[5]	Sep 2029	$68.750	—	—	—
$1,150m issued at 6.950%[6]	Mar 2034	$69.500	—	—	—
€1,500m issued at 5.250%[7]	Sep 2022	€52.500	—	—	76
€1,000m issued at 6.000%[8]	Sep 2023	€60.000	—	56	63
€1,250m issued at 4.750%	Jul 2029	€47.500	65	64	65
£1,000m issued at 5.875%	Sep 2026	£58.750	77	72	70
SGD1,000m issued at 4.700%[9]	Jun 2022	SGD47.000	—	—	14
SGD750m issued at 5.000%[10]	Sep 2023	SGD50.000	—	25	27
SGD1,500m issued at 5.250%[11]	Jun 2029	SGD52.500	29	—	—
Total			1,062	1,101	1,214
1Discretionary coupons are paid semi-annually, based on the denominations of each security.
2This security was called by HSBC Holdings on 23 July 2024 and was redeemed and cancelled on 17 September 2024.
3This security was called by HSBC Holdings on 30 January 2023 and was redeemed and cancelled on 23 March 2023.
4This security was issued by HSBC Holdings on 7 March 2023. The first call period commences six calendar months prior to the reset date of 7 September 2028.
5This security was issued by HSBC Holdings on 11 September 2024. The first call period commences six calendar months prior to the reset date of 11 March
2030.
6This security was issued by HSBC Holdings on 11 September 2024. The first call period commences six calendar months prior to the reset date of
11 September 2034.
7This security was called by HSBC Holdings on 9 August 2022 and was redeemed and cancelled on 16 September 2022.
8This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 29 September 2023.
9This security was called by HSBC Holdings on 4 May 2022 and was redeemed and cancelled on 8 June 2022.
10This security was called by HSBC Holdings on 3 August 2023 and was redeemed and cancelled on 25 September 2023.
11This security was issued by HSBC Holdings on 14 June 2024. The first call period commences six calendar months prior to the reset date of 14 December 2029.